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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                               ----------------------------

Check here if Amendment [X]; Amendment Number:    1
                                                -----
   This Amendment (Check only one.):  [_] is a restatement.
                                      [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hudson Bay Capital Management LP
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Address:   120 Broadway, 40th Floor
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           New York, New York 10271
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Form 13F File Number:  028-12909
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Winkler
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Title:     Chief Operating Officer
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Phone:     (212) 571-1244
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Signature, Place, and Date of Signing:


      /s/ Charles Winkler            New York, NY             08/25/10
   ------------------------   --------------------------  ---------------
         [Signature]                  [City, State]            [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              2
                                               -------------

Form 13F Information Table Value Total:           $4,337
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5     COLUMN 6  COLUMN 7          COLUMN 8
------------------------------ -------------- --------- -------- ---------------- ---------- -------- --------------------------
                                                                                                           VOTING AUTHORITY
                                                         VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   --------------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE   SHARED  NONE
------------------------------ -------------- --------- -------- ------- --- ---- ---------- -------- ------- -------- ---------
SINOCOKING COAL & COKE CH IN   COM            829357102 4,100    500,000 SH       SOLE                500,000
CEREPLAST INC                  COM NEW        156732307 237      75,000  SH       SOLE                75,000
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